UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 04/30/05

Item 1 - Report to Stockholders

                             Merrill Lynch Municipal
                             Intermediate Term Fund
                             Of Merrill Lynch Municipal Series Trust

Semi-Annual Report
April 30, 2005

Merrill Lynch Municipal Intermediate Term Fund

Portfolio Information as of April 30, 2005

                                                                      Percent of
Distribution by Market Sector                                  Total Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ........................................               68.7%
General Obligation Bonds ...................................               22.3
Mutual Funds ...............................................                4.8
Other* .....................................................                4.2
--------------------------------------------------------------------------------
* Includes portfolio holdings in variable rate demand notes and short-term investments.

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Trustee and Kevin A. Ryan, Trustee of Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust retired. The Fund's Board of Trustees wishes Messrs. Glenn and Ryan well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund.
--------------------------------------------------------------------------------

2      MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

A Letter From the President

Dear Shareholder

Financial markets faced a number of crosscurrents over the past several months, but most major benchmarks managed to post positive returns for the annual and semi-annual reporting periods ended April 30, 2005:

Total Returns as of April 30, 2005                                      6-month         12-month
================================================================================================
U.S. equities (Standard & Poor's 500 Index)                             +3.28%          + 6.34%
------------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                            -0.15%          + 4.71%
------------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)         +8.71%          +14.95%
------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                     +0.98%          + 5.26%
------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          +1.93%          + 6.81%
------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)          +0.65%          + 6.92%
------------------------------------------------------------------------------------------------

After expanding at an annualized rate of 4.4% in 2004, U.S. gross domestic product growth for the first quarter of 2005 came in at an estimated 3.1% (although that figure was later revised upward to 3.5%). Nevertheless, the Federal Reserve Board continued increasing interest rates at a measured pace to combat emergent inflation. The most recent hike came on May 3, and brought the federal funds rate to 3%. Recently, signs of inflation have taken the form of rising business costs and increasing consumer prices, particularly in the areas of gasoline, healthcare, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in 2005. The market weakness was largely fueled by the potential for slowing economic and corporate earnings growth, renewed energy price concerns and a lack of investor conviction. On the positive side, certain sectors of the market have been performing well (particularly energy) and corporate transactions, such as mergers and acquisitions, stock buy-backs and dividend payouts, have all increased. International equities, especially in Asia, have benefited from higher economic growth rates.

In the bond market, we witnessed a yield curve flattening trend over the past several months as short-term yields increased and longer-term interest rates remained more stable or fell. At the end of April 2005, the two-year Treasury note yielded 3.66% and the 10-year Treasury note yielded 4.21%, a difference of 55 basis points (.55%). This compared to a spread of 149 basis points six months earlier and 222 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                             Sincerely,


                             /s/ Robert C. Doll, Jr.

                             Robert C. Doll, Jr.
                             President and Trustee


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005        3

A Discussion With Your Fund's Portfolio Manager

      During the period, we focused primarily on protecting the Fund's net asset value and providing shareholders with above-average income.

Describe the recent market environment relative to municipal bonds.

Amid significant volatility, long-term bond yields moved lower over the past six months as shorter-term interest rates increased. For all of 2004, real gross domestic product (GDP) grew at an annualized rate of 4.4%, well ahead of 2003's annual rate of 3%. An advanced estimate of first quarter 2005 GDP growth came in at an unexpectedly low 3.1%, although that figure was later revised upward to 3.5%.

It appeared that continued economic improvements were generally disregarded as investors focused on inflationary trends, currency-related demand for long-term U.S. securities, and interest rate action on the part of the Federal Reserve Board (the Fed). Over the past six months, 30-year Treasury bond yields declined 28 basis points (.28%) to 4.51%, while 10-year Treasury note yields rose 16 basis points to 4.21%. The Fed, in the meantime, continued to raise short-term interest rates at each of its meetings throughout the period, and most recently increased the federal funds rate from 2.75% to 3% on May 3. As short-term interest rates rose while longer-term interest rates fell, the yield curve continued to flatten.

Tax-exempt bond yields exhibited a similar pattern during the period. Yields on 30-year revenue bonds, as measured by the Bond Buyer Revenue Bond Index, fell 14 basis points to 4.83%. According to Municipal Market Data, yields on AAA-rated issues maturing in 30 years declined 23 basis points to 4.37%, while AAA-rated bonds maturing in 10 years saw their yields rise 17 basis points to 3.57%.

During the past six months, more than $186 billion in tax-exempt bonds was underwritten, an increase of 7.5% versus the same period a year earlier. More than $105 billion in new long-term municipal securities was issued over the last three months, an increase of 13% versus the same period a year ago. Issuance so far in 2005 has been boosted by a 32% increase in refunding issues as municipalities have sought to refinance existing higher-coupon debt. These refunding issues have been heavily weighted in the 10-year - 20-year maturity range to lower the overall interest cost of the refunding issue. This concentration has put pressure on intermediate tax-exempt bond yields while supporting longer-term bond prices.

Investor demand for municipal product remained generally positive during the period. Investment Company Institute statistics indicate that, year-to-date through March 31, 2005, net new cash flows into long-term municipal bond funds exceeded $1.3 billion. This represented a significant improvement from the $516 million seen during the same period in 2004. However, AMG Data Services reports that recent weekly figures for the month of April have shown a modest reversal in the positive flows seen in the first three months of the year. Still, throughout much of the past six months, high yield tax-exempt bond funds experienced positive net cash flows. During the last week of April, these lower-rated/ non-rated bond funds received more than $110 million in inflows. The need to invest these ongoing cash flows has led to strong demand for lower-rated issues and a resultant narrowing of credit spreads.

Looking ahead, we would expect the long-term municipal market to perform at least as well as the U.S. Treasury market. The tax-exempt market's technical position remains favorable. The 30-day visible supply of new underwritings at the end of April stood at approximately $6.3 billion, slightly below its current 30-day moving average. In addition, it is likely that the increase in issuance seen in recent months has borrowed from supply expected to be issued later in the year. The refunding deals that inflated this period's supply are unlikely to be repeated later in the year. Tax-exempt bonds' attractive yield ratios versus taxable securities should continue to attract both traditional and nontraditional investors, especially if new municipal bond issuance remains modest.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2005, Merrill Lynch Municipal Intermediate Term Fund's Class A, Class B, Class C and Class I Shares had total returns of +.64%, +.54%, +.54% and +.69%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund's performance lagged the +1.93% return of the


4      MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005
benchmark Lehman Brothers Municipal Bond Index, but was competitive with the +.52% average return of the Lipper Intermediate Municipal Debt Funds category for the same period. (Funds in this Lipper category invest primarily in municipal debt issues with dollar-weighted average maturities in the area of five years - 10 years.)

In comparing the Fund's results to the Lehman Index, it is important to note that, per its stated objective, the Fund focuses its investment on bonds maturing in approximately 10 years whereas the Index covers the full range of the municipal yield curve. Given the considerable flattening of the curve over the past six months, longer-maturity bonds significantly outperformed those in the short-term and intermediate-term ranges. Furthermore, as municipalities continued to take advantage of the low interest rate environment and refinance their debt, we have seen a heavy supply of bonds in the intermediate maturity range. This has served to push their prices even lower, causing this sector of the yield curve to underperform the broader market. Still, the Fund was able to provide a total return consistent with that of its peers, while offering an above-average yield.

What changes were made to the portfolio during the period?

We focused primarily on protecting the Fund's net asset value and providing shareholders with above-average income. Accordingly, we retained bonds booked into the portfolio at attractive yields and increased the portfolio's derivative weighting, which comes with some price risk but offers an attractive yield advantage. The large new-issue calendar also allowed us an opportunity to diversify the portfolio and swap into bonds offering more attractive yields. Given the flattening of the yield curve, and the associated outperformance of longer-dated bonds, we also took opportunities to move further out on the yield curve while remaining within the Fund's required 10-year weighted average maturity.

As the curve flattened and the supply of bonds grew in the 10-year - 20-year part of the curve, interest rate pressures increased. This led to higher volatility and a number of aberrations in the market. We attempted to capitalize on these opportunities, although doing so resulted in an increased turnover rate for the Fund.

Throughout the period, we refined the portfolio's holdings in response to changes in relative yields caused by the dynamics of supply and demand. For example, we added municipal debt issued by California, New York and New Jersey when the bonds offered what we believed were relatively attractive yields. Later, we reduced our positions in California and New York debt when the securities' yields returned to their historic averages.

How would you characterize the Fund's position at the close of the period?

We remain somewhat cautious in our outlook for the municipal market in the months ahead. Inflationary data could prove troubling to the Fed, which at its March meeting expressed greater concern about rising prices. Our view is that the Fed will continue to steadily increase the federal funds rate toward 3.5% - 3.75% by the end of the year. All else being equal, we believe the municipal bond market is well positioned to outperform other fixed income markets given an expected decrease in supply with no loss of demand.

Against this backdrop, we intend to maintain our focus on adding premium-coupon issues in the 10-year maturity range. Given the dramatic flattening of the yield curve over the past six months, we feel that this maturity range provides the best current yields for the corresponding level of duration risk. It is also our intention to concentrate future purchases in the securities of high-tax states, such as New York, New Jersey and California. Because of the relatively high state income taxes imposed by these states, their securities typically meet with strong retail demand. This creates a solid technical market for these securities, leading to better liquidity. Importantly, these strategies will be pursued while maintaining a focus on a high degree of credit quality.

William R. Bock
Vice President and Portfolio Manager

May 26, 2005


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005        5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and an account maintenance fee of 0.10% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. All Class B Shares purchased prior to December 1, 2002 will maintain the one-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.10% per year and an account maintenance fee of 0.20% per year. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.10% per year and an account maintenance fee of 0.20% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Fund's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                        6-Month         12-Month        10-Year         Standardized
As of April 30, 2005                                  Total Return    Total Return    Total Return      30-Day Yield
====================================================================================================================
ML Municipal Intermediate Term Fund Class A Shares*      +0.64%          +4.95%          +69.93%            3.20%
--------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class B Shares*      +0.54           +4.63           +66.32             3.02
--------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class C Shares*      +0.54           +4.64           +66.29             3.02
--------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class I Shares*      +0.69           +4.95           +71.44             3.30
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                   +1.93           +6.81           +87.35               --
--------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.


6      MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Performance Data (concluded)

Average Annual Total Return

                                              Return Without        Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/05                            +4.95%              +3.90%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                          +5.99               +5.78
--------------------------------------------------------------------------------
Ten Years Ended 4/30/05                           +5.45               +5.34
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                                      Return           Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/05                                +4.63%            +3.63%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                              +5.77             +5.77
--------------------------------------------------------------------------------
Ten Years Ended 4/30/05                               +5.22             +5.22
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after three years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                      Return           Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/05                                +4.64%            +3.64%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                              +5.77             +5.77
--------------------------------------------------------------------------------
Ten Years Ended 4/30/05                               +5.22             +5.22
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                              Return Without        Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 4/30/05                            +4.95%              +3.90%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                          +6.09               +5.88
--------------------------------------------------------------------------------
Ten Years Ended 4/30/05                           +5.54               +5.43
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005        7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2004 and held through April 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                    Expenses Paid
                                                       Beginning                 Ending           During the Period*
                                                     Account Value            Account Value        November 1, 2004
                                                    November 1, 2004          April 30, 2005      to April 30, 2005
====================================================================================================================
Actual
====================================================================================================================
Class A                                                 $1,000                  $1,006.40               $4.25
--------------------------------------------------------------------------------------------------------------------
Class B                                                 $1,000                  $1,005.40               $5.30
--------------------------------------------------------------------------------------------------------------------
Class C                                                 $1,000                  $1,005.40               $5.30
--------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                  $1,006.90               $3.75
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Class A                                                 $1,000                  $1,020.69               $4.28
--------------------------------------------------------------------------------------------------------------------
Class B                                                 $1,000                  $1,019.65               $5.34
--------------------------------------------------------------------------------------------------------------------
Class C                                                 $1,000                  $1,019.65               $5.34
--------------------------------------------------------------------------------------------------------------------
Class I                                                 $1,000                  $1,021.19               $3.78
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.85% for Class A, 1.06% for Class B, 1.06% for Class C and .75% for Class I), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


8      MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Schedule of Investments                                           (in Thousands)

                             Face
State                      Amount   Municipal Bonds                                                                       Value
===================================================================================================================================
Alaska--1.2%               $2,250   Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT, Series A,
                                    5.65% due 7/01/2012 (a)                                                               $   2,359
===================================================================================================================================
California--8.0%              875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
                                    5.60% due 7/01/2013                                                                         891
                            5,000   California State Department of Water Resources, Power Supply Revenue Bonds, DRIVERS,
                                    Series 532, 7.695% due 5/01/2010 (a)(c)                                                   6,376
                            6,150   California State Economic Recovery, GO, RIB, Series 928X, 7.26% due 7/01/2014 (c)(f)      7,723
===================================================================================================================================
Colorado--5.9%              4,355   Boulder, Larimer and Weld Counties, Colorado, Saint Vrain Valley School District
                                    RE-1J, GO, Refunding, Series B, 5% due 12/15/2016 (b)                                     4,816
                            5,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                    due 11/15/2013 (a)                                                                        6,007
                              300   Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects), VRDN, 2.98%
                                    due 5/01/2013 (a)(g)                                                                        300
===================================================================================================================================
Connecticut--2.0%           1,555   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                    Retirement Community Project), 6.50% due 4/01/2009                                        1,569
                            2,325   Connecticut State Higher Education Supplemental Loan Authority, Senior Revenue
                                    Refunding Bonds (Family Education Loan Program), AMT, Series A, 4.25%
                                    due 11/15/2015 (b)                                                                        2,350
===================================================================================================================================
District of                 3,220   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding
Columbia--1.9%                      Bonds, AMT, Series A, 5.25% due 10/01/2015 (b)                                            3,521
===================================================================================================================================
Florida--2.0%                 115   Double Branch Community, Florida, Development District, Special Assessment Bonds,
                                    Series B-1, 5.60% due 5/01/2007                                                             116
                              655   Middle Village Community Development District, Florida, Special Assessment Bonds,
                                    Series C, 5.125% due 5/01/2009                                                              660
                              420   Reunion East Community Development District, Florida, Special Assessment, Series B,
                                    5.90% due 11/01/2007                                                                        428
                              990   Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                    Refunding Bonds, Series B, 5.50% due 11/01/2010                                           1,010
                            1,500   West Villages Improvement District, Florida, Revenue Bonds, BAN, 5% due 2/01/2006         1,500
===================================================================================================================================
Georgia--1.4%               1,700   Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                    Corporation), VRDN, Series B, 2.98% due 1/01/2020 (a)(g)                                  1,700
                            1,050   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                    (Canterbury Court Project), Series A, 5% due 2/15/2014                                    1,031
===================================================================================================================================
Illinois--7.1%              5,000   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                    AMT, Series 370, 7.155% due 7/01/2011 (c)(d)                                              5,879
                            1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                                    6.57% due 2/15/2013                                                                       1,046
                              715   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                    Program), 5.90% due 7/01/2014                                                               712
                            5,000   Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds,
                                    Series A, 6.30% due 1/01/2011                                                             5,742


Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005        9

Schedule of Investments (continued)                               (in Thousands)

                             Face
State                      Amount   Municipal Bonds                                                                       Value
===================================================================================================================================
Indiana--3.1%              $5,000   Franklin Township, Indiana, School Building Corporation, Marion County,
                                    First Mortgage Revenue Bonds, 6% due 7/15/2010 (e)                                    $   5,766
===================================================================================================================================
Kansas--5.8%                4,720   Johnson County, Kansas, Unified School District Number 229, GO, Refunding, Series B,
                                    5% due 10/01/2016                                                                         5,191
                            5,235   Wichita, Kansas, Water and Sewer Utility, Revenue Refunding Bonds, Series A,
                                    5% due 10/01/2016 (f)                                                                     5,733
===================================================================================================================================
Massachusetts--3.7%                 Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                    Lines Inc. Project), AMT, Series A (a):
                            2,500         5.50% due 1/01/2014                                                                 2,683
                            4,000         5.50% due 1/01/2015                                                                 4,283
===================================================================================================================================
Montana--2.1%               3,500   Montana State Department of Transportation Revenue Bonds (Highway 93 Advance
                                    Construction Project), GAN, 5.25% due 6/01/2016 (b)                                       3,925
===================================================================================================================================
New Jersey--9.1%            5,000   New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K,
                                    5.25% due 12/15/2016 (a)                                                                  5,610
                            5,275   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                    Bonds, Series C, 5.25% due 6/15/2016 (f)                                                  5,880
                            5,000   Port Authority of New York and New Jersey, Revenue Refunding Bonds, RIB, AMT, Series
                                    701-X, 8.24% due 10/15/2014 (b)(c)                                                        5,651
===================================================================================================================================
New York--9.3%              3,835   New York City, New York, City Housing Development Corporation, Capital Fund Program
                                    Revenue Bonds (New York City Housing Authority Projects), Series A,
                                    5% due 7/01/2016 (f)                                                                      4,176
                                    New York City, New York, GO:
                            7,500         Series D, 5% due 11/01/2016 (d)                                                     8,169
                            4,000         Series M, 5% due 4/01/2016 (a)                                                      4,369
                            1,000   Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue Bonds
                                    (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                            1,009
===================================================================================================================================
Ohio--3.1%                  5,405   Cincinnati, Ohio, Water System Revenue Bonds, Series A, 5% due 12/01/2016                 5,853
===================================================================================================================================
Oregon--5.5%                5,475   Oregon State Department of Administrative Services, COP, Series A,
                                    5.75% due 5/01/2010 (a)(e)                                                                6,202
                            3,670   Yamhill, County, Oregon, School District No. 029J (Newberg), GO, Refunding,
                                    5.25% due 6/15/2016 (f)                                                                   4,146
===================================================================================================================================
Pennsylvania--8.2%          5,220   Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge Revenue Refunding
                                    Bonds, Series A, 5.50% due 7/01/2015 (b)                                                  5,996
                            4,940   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior
                                    Series A, 5.25% due 12/01/2014 (b)                                                        5,515
                            2,500   Pittsburgh, Pennsylvania, GO, Series A, 5% due 9/01/2016 (b)                              2,714
                            1,210   Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue Refunding Bonds,
                                    Series A, 5% due 12/01/2015 (f)                                                           1,318
===================================================================================================================================
South Carolina--3.0%        5,000   Greenville County, South Carolina, School District Installment Purchase, Revenue
                                    Refunding Bonds, 5.50% due 12/01/2016                                                     5,635
===================================================================================================================================
Tennessee--1.4%               500   Sevier County, Tennessee, Public Building Authority, Local Government Improvement
                                    Revenue Bonds, VRDN, Series IV-A-2, 3.01% due 6/01/2025 (d)(g)                              500
                              200   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                    Improvement Revenue Bonds, VRDN, Series IV-B11, 3.01% due 6/01/2025 (g)                     200
                              220   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                    Public Improvement IV, VRDN, Series B-12, 3.01% due 6/01/2020 (d)(g)                        220
                            1,600   Tennessee HDA Revenue Bonds (Homeownership Program), AMT, Series 2-B,
                                    5.85% due 7/01/2009                                                                       1,642
===================================================================================================================================
Texas--6.9%                 2,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                    Project), Series B, 7.75% due 12/01/2018                                                  2,224
                            5,000   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                    Bonds, AMT, Series A, 5.75% due 11/01/2014 (f)                                            5,537
                            5,200   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                    Bonds (Texas Children's Hospital), VRDN, Series B-1, 2.98% due 10/01/2029 (b)(g)          5,200
===================================================================================================================================
Washington--6.0%            5,000   Snohomish County, Washington, School District No. 015 (Edmonds), GO, Refunding,
                                    5.25% due 12/01/2015                                                                      5,609
                            5,000   Washington State, GO, Series B, 6% due 1/01/2010 (e)                                      5,631
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds (Cost--$176,138)--96.7%                                           182,323
===================================================================================================================================


10     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Schedule of Investments (concluded)                               (in Thousands)

                           Shares
                             Held   Mutual Funds                                                                          Value
===================================================================================================================================
                              244   BlackRock Insured Municipal 2008 Term Trust, Inc.                                     $   3,897
                              157   BlackRock Insured Municipal Term Trust, Inc.                                              1,736
                              344   BlackRock Municipal Target Term Trust                                                     3,534
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Mutual Funds (Cost--$9,698)--4.9%                                                   9,167
===================================================================================================================================

                                    Short-Term Securities
===================================================================================================================================
                               19   Merrill Lynch Institutional Tax-Exempt Fund (h)                                              19
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost--$19)--0.0%                                                19
===================================================================================================================================
Total Investments (Cost--$185,855*)--101.6%                                                                                 191,509

Liabilities in Excess of Other Assets--(1.6%)                                                                                (3,014)
                                                                                                                          ---------
Net Assets--100.0%                                                                                                        $ 188,495
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost .................................                $ 185,855
                                                                      =========
      Gross unrealized appreciation ..................                $   6,276
      Gross unrealized depreciation ..................                     (622)
                                                                      ---------
      Net unrealized appreciation ....................                $   5,654
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   Prerefunded.
(f)   FGIC Insured.

(g) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund              --          $ --+
      --------------------------------------------------------------------------
+     Income was less than $1,000.

      Forward interest rate swaps outstanding as of April 30, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
      --------------------------------------------------------------------------
      Receive a variable rate equal to a
      3-month USD LIBOR and pay a fixed
      rate equal to 4.518%

      Broker, JPMorgan Chase Bank
      Expires May 2015                                 $  4,000          $   41

      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal
      Swap Index Rate and pay a fixed rate
      of 3.54%

      Broker, JPMorgan Chase Bank
      Expires May 2015                                 $ 16,000              50

      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal
      Swap Index Rate and pay a fixed rate
      of 3.773%

      Broker, JPMorgan Chase Bank
      Expires June 2015                                $  4,000             (57)

      Receive a variable rate equal to a
      3-month USD LIBOR and pay a fixed
      rate equal to 5.066%

      Broker, Morgan Stanley Capital
      Services, Inc.
      Expires July 2015                                $  5,000            (166)

      Receive a variable rate equal to 7-Day
      Bond Market Association Municipal
      Swap Index Rate and pay a fixed rate
      of 3.684%

      Broker, Morgan Stanley Capital
      Services, Inc.
      Expires July 2015                                $ 14,000             (60)
      --------------------------------------------------------------------------
      Total                                                              $ (192)
                                                                         ======

      See Notes to Financial Statements.


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       11

Statement of Assets and Liabilities

As of April 30, 2005
===================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------
                        Investments in unaffiliated securities, at value
                         (identified cost--$185,836,015) .........................                    $ 191,489,733
                        Investments in affiliated securities, at value
                         (identified cost--$19,241) ..............................                           19,241
                        Cash .....................................................                           66,307
                        Unrealized appreciation on forward interest rate swaps--net                          33,784
                        Receivables:
                           Securities sold .......................................    $  26,794,940
                           Interest ..............................................        2,305,201
                           Beneficial interest sold ..............................          278,309
                           Dividends (including $1 from affiliates) ..............           37,471      29,415,921
                                                                                      -------------
                        Prepaid expenses and liabilities .........................                           46,357
                                                                                                      -------------
                        Total assets .............................................                      221,071,343
                                                                                                      -------------
===================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------
                       Unrealized depreciation on forward interest rate swaps--net                          225,931
                       Payables:
                          Securities purchased ...................................       31,870,641
                          Beneficial interest redeemed ...........................          176,252
                          Dividends to shareholders ..............................          171,152
                          Investment adviser .....................................           71,761
                          Other affiliates .......................................           45,232
                          Distributor ............................................           15,566      32,350,604
                                                                                      -----------------------------
                       Total liabilities .........................................                       32,576,535
                                                                                                      -------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                    $ 188,494,808
                                                                                                      =============
===================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------
                       Class A Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                    $     485,478
                       Class B Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                          168,351
                       Class C Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                          250,678
                       Class I Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                          877,284
                       Paid-in capital in excess of par ..........................                      180,010,072
                       Undistributed investment income--net ......................    $      36,934
                       Undistributed realized capital gains--net .................        1,204,440
                       Unrealized appreciation--net ..............................        5,461,571
                                                                                      -------------
                       Total accumulated earnings--net ...........................                        6,702,945
                                                                                                      -------------
                       Net Assets ................................................                    $ 188,494,808
                                                                                                      =============
===================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $51,343,659 and 4,854,781
                        shares of beneficial interest outstanding ................                    $       10.58
                                                                                                      =============
                       Class B--Based on net assets of $17,810,911 and 1,683,509
                        shares of beneficial interest outstanding ................                    $       10.58
                                                                                                      =============
                       Class C--Based on net assets of $26,512,440 and 2,506,775
                        shares of beneficial interest outstanding ................                    $       10.58
                                                                                                      =============
                       Class I--Based on net assets of $92,827,798 and 8,772,842
                        shares of beneficial interest outstanding ................                    $       10.58
                                                                                                      =============

      See Notes to Financial Statements.


12     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Statement of Operations

For the Six Months Ended April 30, 2005
===================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------
                       Interest ..................................................                    $   3,808,185
                       Dividends (including $163 from affiliates) ................                          271,482
                                                                                                      -------------
                       Total income ..............................................                        4,079,667
                                                                                                      -------------
===================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..................................    $     507,123
                       Accounting services .......................................           56,442
                       Account maintenance and distribution fees--Class C ........           40,476
                       Registration fees .........................................           31,253
                       Account maintenance and distribution fees--Class B ........           27,960
                       Account maintenance fees--Class A .........................           26,341
                       Professional fees .........................................           25,889
                       Transfer agent fees--Class I ..............................           25,008
                       Printing and shareholder reports ..........................           21,457
                       Transfer agent fees--Class A ..............................           15,375
                       Trustees' fees and expenses ...............................           13,527
                       Transfer agent fees--Class C ..............................            8,787
                       Custodian fees ............................................            7,230
                       Transfer agent fees--Class B ..............................            6,573
                       Pricing fees ..............................................            6,297
                       Other .....................................................           15,393
                                                                                      -------------
                       Total expenses before waiver and reimbursement ............          835,131
                       Waiver and reimbursement of expenses ......................          (46,122)
                                                                                      -------------
                       Total expenses after waiver and reimbursement .............                          789,009
                                                                                                      -------------
                       Investment income--net ....................................                        3,290,658
                                                                                                      -------------
===================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .......................................        1,734,114
                          Forward interest rate swaps--net .......................         (529,665)      1,204,449
                                                                                      -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .......................................       (3,575,013)
                          Forward interest rate swaps--net .......................          215,071      (3,359,942)
                                                                                      -----------------------------
                       Total realized and unrealized loss--net ...................                       (2,155,493)
                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations ......                    $   1,135,165
                                                                                                      =============

      See Notes to Financial Statements.


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       13

Statements of Changes in Net Assets

                                                                                       For the Six        For the
                                                                                      Months Ended      Year Ended
                                                                                        April 30,       October 31,
Increase (Decrease) in Net Assets:                                                        2005             2004
===================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------
                       Investment income--net ....................................    $   3,290,658   $   6,322,259
                       Realized gain--net ........................................        1,204,449         974,709
                       Change in unrealized appreciation/depreciation--net .......       (3,359,942)        153,003
                                                                                      -----------------------------
                       Net increase in net assets resulting from operations ......        1,135,165       7,449,971
                                                                                      -----------------------------
===================================================================================================================
Dividends & Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ................................................         (942,373)     (2,005,785)
                          Class B ................................................         (313,946)       (879,871)
                          Class C ................................................         (454,670)     (1,084,171)
                          Class I ................................................       (1,579,669)     (2,350,236)
                       Realized gain--net:
                          Class A ................................................         (292,761)       (142,655)
                          Class B ................................................         (103,909)        (75,713)
                          Class C ................................................         (147,244)        (80,956)
                          Class I ................................................         (450,522)       (132,414)
                                                                                      -----------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ............................       (4,285,094)     (6,751,801)
                                                                                      -----------------------------
===================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from beneficial
                        interest transactions ....................................        7,349,476      29,786,917
                                                                                      -----------------------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ..............................        4,199,547      30,485,087
                       Beginning of period .......................................      184,295,261     153,810,174
                                                                                      -----------------------------
                       End of period* ............................................    $ 188,494,808   $ 184,295,261
                                                                                      -----------------------------
                          * Undistributed investment income--net .................    $      36,934   $      36,934
                                                                                      =============================

      See Notes to Financial Statements.


14     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Financial Highlights

                                                                                             Class A
                                                               --------------------------------------------------------------------
                                                               For the Six                            For the
                                                               Months Ended                    Year Ended October 31,
The following per share data and ratios have been derived        April 30,     ----------------------------------------------------
from information provided in the financial statements.             2005          2004           2003           2002           2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ....   $ 10.76         $ 10.71        $ 10.69        $ 10.60        $ 10.04
                                                               --------------------------------------------------------------------
                   Investment income--net ..................       .19+            .39+           .40+           .39            .42
                   Realized and unrealized gain (loss)--net       (.12)            .08            .09            .13            .56
                                                               --------------------------------------------------------------------
                   Total from investment operations ........       .07             .47            .49            .52            .98
                                                               --------------------------------------------------------------------
                    Less dividends and distributions:
                      Investment income--net ...............      (.19)           (.39)          (.40)          (.39)          (.42)
                      Realized gain--net ...................      (.06)           (.03)          (.07)          (.04)            --
                                                               --------------------------------------------------------------------
                   Total dividends and distributions .......      (.25)           (.42)          (.47)          (.43)          (.42)
                                                               --------------------------------------------------------------------
                   Net asset value, end of period ..........   $ 10.58         $ 10.76        $ 10.71        $ 10.69        $ 10.60
                                                               ====================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ......       .64%@          4.47%          4.68%          5.05%          9.98%
                                                               ====================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver and reimbursement       .85%*           .89%           .95%           .99%          1.01%
                                                               ====================================================================
                   Expenses ................................       .90%*           .92%           .97%          1.00%          1.01%
                                                               ====================================================================
                   Investment income--net ..................      3.58%*          3.66%          3.70%          3.73%          4.10%
                                                               ====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)    $51,344         $55,128        $51,786        $45,563        $40,269
                                                               ====================================================================
                   Portfolio turnover ......................    104.11%         211.00%        214.92%        201.37%        169.70%
                                                               ====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       15

                                                                                             Class B
                                                               --------------------------------------------------------------------
                                                               For the Six                            For the
                                                               Months Ended                    Year Ended October 31,
The following per share data and ratios have been derived        April 30,     ----------------------------------------------------
from information provided in the financial statements.             2005          2004           2003           2002           2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ....   $ 10.76         $ 10.71        $ 10.69        $ 10.60        $ 10.04
                                                               --------------------------------------------------------------------
                   Investment income--net ..................       .18+            .37+           .38+           .37            .40
                   Realized and unrealized gain (loss)--net       (.12)            .08            .09            .13            .56
                                                               --------------------------------------------------------------------
                   Total from investment operations ........       .06             .45            .47            .50            .96
                                                               --------------------------------------------------------------------
                    Less dividends and distributions:
                      Investment income--net ...............      (.18)           (.37)          (.38)          (.37)          (.40)
                      Realized gain--net ...................      (.06)           (.03)          (.07)          (.04)            --
                                                               --------------------------------------------------------------------
                   Total dividends and distributions .......      (.24)           (.40)          (.45)          (.41)          (.40)
                                                               --------------------------------------------------------------------
                   Net asset value, end of period ..........   $ 10.58         $ 10.76        $ 10.71        $ 10.69        $ 10.60
                                                               ====================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ......       .54%@          4.24%          4.46%          4.83%          9.75%
                                                               ====================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver and reimbursement      1.06%*          1.10%          1.17%          1.21%          1.22%
                                                               ====================================================================
                   Expenses ................................      1.11%*          1.13%          1.18%          1.21%          1.22%
                                                               ====================================================================
                   Investment income--net ..................      3.37%*          3.45%          3.48%          3.53%          3.89%
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)    $17,811         $21,623        $28,678        $37,155        $37,875
                                                               ====================================================================
                   Portfolio turnover ......................    104.11%         211.00%        214.92%        201.37%        169.70%
                                                               ====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

                                                                                             Class C
                                                               --------------------------------------------------------------------
                                                               For the Six                            For the
                                                               Months Ended                    Year Ended October 31,
The following per share data and ratios have been derived        April 30,     ----------------------------------------------------
from information provided in the financial statements.             2005          2004           2003           2002           2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ....   $ 10.76         $ 10.71        $ 10.69        $ 10.59        $ 10.04
                                                               --------------------------------------------------------------------
                   Investment income--net ..................       .18+            .37+           .38+           .37            .40
                   Realized and unrealized gain (loss)--net       (.12)            .08            .09            .14            .55
                                                               --------------------------------------------------------------------
                   Total from investment operations ........       .06             .45            .47            .51            .95
                                                               --------------------------------------------------------------------
                    Less dividends and distributions:
                      Investment income--net ...............      (.18)           (.37)          (.38)          (.37)          (.40)
                      Realized gain--net ...................      (.06)           (.03)          (.07)          (.04)            --
                                                               --------------------------------------------------------------------
                   Total dividends and distributions .......      (.24)           (.40)          (.45)          (.41)          (.40)
                                                               --------------------------------------------------------------------
                   Net asset value, end of period ..........   $ 10.58         $ 10.76        $ 10.71        $ 10.69        $ 10.59
                                                               ====================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ......       .54%@          4.25%          4.46%          4.93%          9.64%
                                                               ====================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver and reimbursement      1.06%*          1.10%          1.15%          1.20%          1.22%
                                                               ====================================================================
                   Expenses ................................      1.11%*          1.12%          1.17%          1.20%          1.22%
                                                               ====================================================================
                   Investment income--net ..................      3.37%*          3.46%          3.50%          3.47%          3.89%
                                                               ====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)    $26,512         $28,767        $28,974        $10,276        $ 2,462
                                                               ====================================================================
                   Portfolio turnover ......................    104.11%         211.00%        214.92%        201.37%        169.70%
                                                               ====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       17

Financial Highlights (concluded)

                                                                                             Class I
                                                               --------------------------------------------------------------------
                                                               For the Six                            For the
                                                               Months Ended                    Year Ended October 31,
The following per share data and ratios have been derived        April 30,     ----------------------------------------------------
from information provided in the financial statements.             2005          2004           2003           2002           2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ....   $ 10.76         $ 10.71        $ 10.69        $ 10.60        $ 10.05
                                                               --------------------------------------------------------------------
                   Investment income--net ..................       .19+            .40+           .40+           .40            .43
                   Realized and unrealized gain (loss)--net       (.11)            .08            .10            .13            .55
                                                               --------------------------------------------------------------------
                   Total from investment operations ........       .08             .48            .50            .53            .98
                                                               --------------------------------------------------------------------
                    Less dividends and distributions:
                      Investment income--net ...............      (.20)           (.40)          (.41)          (.40)          (.43)
                      Realized gain--net ...................      (.06)           (.03)          (.07)          (.04)            --
                                                               --------------------------------------------------------------------
                   Total dividends and distributions .......      (.26)           (.43)          (.48)          (.44)          (.43)
                                                               --------------------------------------------------------------------
                   Net asset value, end of period ..........   $ 10.58         $ 10.76        $ 10.71        $ 10.69        $ 10.60
                                                               ====================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ......       .69%@          4.57%          4.77%          5.16%          9.98%
                                                               ====================================================================
===================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver and reimbursement       .75%*           .79%           .85%           .89%           .90%
                                                               ====================================================================
                   Expenses ................................       .80%*           .82%           .87%           .90%           .90%
                                                               ====================================================================
                   Investment income--net ..................      3.67%*          3.76%          3.80%          3.84%          4.21%
                                                               ====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)    $92,828         $78,777        $44,372        $34,066        $35,538
                                                               ====================================================================
                   Portfolio turnover ......................    104.11%         211.00%        214.92%        201.37%        169.70%
                                                               ====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


18     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Municipal Intermediate Term Fund (the "Fund") is presently the only series of Merrill Lynch Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps--The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       19

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..55% of the average daily value of the Fund's net assets. MLIM has agreed to waive .05% of its fee resulting in an annual fee equal to .50% of the average daily net assets of the Fund. For the six months ended April 30, 2005, MLIM earned fees of $507,123, of which $46,103 was waived. In addition, MLIM has agreed to reimburse its management fee by the amount of management fees the Fund pays to MLIM indirectly through its investment in Merrill Lynch Institutional Tax-Exempt Fund. For the six months ended April 30, 2005, MLIM reimbursed the Fund in the amount of $19.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class A ................................             .10%                --
Class B ................................             .20%               .10%
Class C ................................             .20%               .10%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2005, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                           FAMD           MLPF&S
--------------------------------------------------------------------------------
Class A ..............................                     $85            $1,330
Class I ..............................                     $ 4            $   85
--------------------------------------------------------------------------------

For the six months ended April 30, 2005, MLPF&S received contingent deferred sales charges of $1,948 and $3,344 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2005, the Fund reimbursed MLIM $2,218 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.


20     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2005 were $200,885,519 and $181,295,121, respectively.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $7,349,476 and $29,786,917 for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended April 30, 2005                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           242,727        $ 2,581,520
Automatic conversion of shares ...........            56,667            604,593
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            69,561            739,834
                                                  -----------------------------
Total issued .............................           368,955          3,925,947
Shares redeemed ..........................          (638,985)        (6,811,190)
                                                  -----------------------------
Net decrease .............................          (270,030)       $(2,885,243)
                                                  =============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2004                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           838,629        $ 9,026,237
Automatic conversion of shares ...........           396,127          4,260,640
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................           121,928          1,307,478
                                                  -----------------------------
Total issued .............................         1,356,684         14,594,355
Shares redeemed ..........................        (1,067,695)       (11,445,172)
                                                  -----------------------------
Net increase .............................           288,989        $ 3,149,183
                                                  =============================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended April 30, 2005                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................            76,554        $   809,209
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            20,009            212,948
                                                  -----------------------------
Total issued .............................            96,563          1,022,157
                                                  -----------------------------
Automatic conversion of shares ...........           (56,640)          (604,593)
Shares redeemed ..........................          (365,837)        (3,898,564)
                                                  -----------------------------
Total redeemed ...........................          (422,477)        (4,503,157)
                                                  -----------------------------
Net decrease .............................          (325,914)       $(3,481,000)
                                                  =============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2004                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           335,575        $ 3,594,046
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            51,545            553,628
                                                  -----------------------------
Total issued .............................           387,120          4,147,674
                                                  -----------------------------
Automatic conversion of shares ...........          (395,936)        (4,260,640)
Shares redeemed ..........................          (658,857)        (7,089,984)
                                                  -----------------------------
Total redeemed ...........................        (1,054,793)       (11,350,624)
                                                  -----------------------------
Net decrease .............................          (667,673)       $(7,202,950)
                                                  =============================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended April 30, 2005                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           210,321        $ 2,228,580
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            35,470            377,354
                                                  -----------------------------
Total issued .............................           245,791          2,605,934
Shares redeemed ..........................          (413,140)        (4,394,460)
                                                  -----------------------------
Net decrease .............................          (167,349)       $(1,788,526)
                                                  =============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2004                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,039,826        $11,199,165
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            63,764            683,890
                                                  -----------------------------
Total issued .............................         1,103,590         11,883,055
Shares redeemed ..........................        (1,134,874)       (12,156,879)
                                                  -----------------------------
Net decrease .............................           (31,284)       $  (273,824)
                                                  =============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended April 30, 2005                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,591,554        $27,598,468
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            44,051            468,766
                                                  -----------------------------
Total issued .............................         2,635,605         28,067,234
Shares redeemed ..........................        (1,182,393)       (12,562,989)
                                                  -----------------------------
Net increase .............................         1,453,212        $15,504,245
                                                  =============================


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       21

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended October 31, 2004                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         4,703,151        $50,458,796
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .....................            76,783            824,007
                                                  -----------------------------
Total issued .............................         4,779,934         51,282,803
Shares redeemed ..........................        (1,601,885)       (17,168,295)
                                                  -----------------------------
Net increase .............................         3,178,049        $34,114,508
                                                  =============================

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .07% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended April 30, 2005. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


22     MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


       MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND    APRIL 30, 2005       23

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                    #10437--4/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: June 20, 2005